Foreign currency forward contracts	12 Months Ended
Dec. 31, 2015
Foreign currency forward contracts
Foreign currency forward contracts

21.  Foreign currency forward contracts

The Group, as a result of its global operating and financing activities, is exposed to changes in foreign currency exchange rates which may adversely affect its results of operations and financial position. The Group uses foreign currency forward exchange contracts to hedge the exposure to foreign currency risk, primarily the EUR, GBP, USD and JPY. The purpose of the Group’s foreign currency derivative activities is to protect the Group from the risk that the RMB net cash flows resulting from forecasted foreign currency-denominated transactions will be negatively affected by changes in exchange rates. The Group uses foreign currency forward exchange contracts to offset changes in the amount of future cash flows associated with certain third-party sales expected to occur within the next 12 months.

The Group accounts for derivative instruments pursuant to ASC 815, Derivatives and Hedging, as amended and interpreted, and recognizes all derivative instruments as either assets or liabilities at fair value in other assets or other liabilities in the Consolidated Balance Sheets. The recognition of gains or losses resulting from changes in the values of those derivative instruments is based on the use of each derivative instrument. The Group has evaluated various factors and determined whether there is effectiveness with respect to certain foreign-currency forward contracts and whether these foreign currency forward exchange contracts qualified for foreign currency cash flow hedge accounting. When the company formally designates a contract as a hedge and the hedging relationships are highly effective, the effective portion of the gain or loss on the derivative cash flow hedges is recorded in accumulated other comprehensive income, net of tax, until the underlying hedged transaction is recognized in the consolidated income statements. The ineffective portion of cash flow hedges, if any, is recognized in income immediately. The effectiveness of designated hedging relationships is tested and documented on quarterly basis. Gains or losses on those foreign currency forward exchange contracts which do not qualify for hedge accounting are recognized in change in fair value of derivatives in the Consolidated Statements of Operations and Comprehensive (Loss)/Income. During the year ended December 31, 2013, the Group entered into foreign exchange forward contracts with a notional amount of EUR 64,254, GBP 11,453, USD 20,683 and JPY 94,500. During the year ended December 31, 2014, the Group entered into foreign exchange forward contracts with a notional amount of EUR 75,164, GBP 171, USD 25,917 and JPY 922,031. During the year ended December 31, 2015, the Group entered into foreign exchange forward contract with a notional amount of EUR 26,686 and JPY 6,684,725. As of December 31, 2013, the Group had outstanding foreign currency forward exchange contracts with notional amounts of EUR 11,082. As of December 31, 2014, the Group had outstanding foreign currency forward exchange contracts with notional amounts of EUR 22,284 and JPY 384,584. As of December 31, 2015, the Group had outstanding foreign currency forward exchange contracts with notional amounts of JPY 1,846,515.

The gain/(loss) from the change in the fair value on the effective portion of derivative cash flow hedges, which is recorded in accumulated other comprehensive income, net of tax, was RMB nil for the years ended December 31, 2013, 2014 and 2015. The gain/(loss) from the change in the fair value on those foreign currency forward exchange contracts not qualifying for hedge accounting, which is recorded in change in fair value of derivatives, was RMB (793) , RMB 10,470 and RMB 4,440 for the years ended December 31, 2013, 2014 and 2015, respectively (refer to Note 27).

The following table displays the outstanding notional balances and the estimated fair value of the Group’s foreign-currency forward exchange contracts as of December 31, 2014 and 2015:

	As of December 31,	As of December 31,	As of December 31,	As of December 31,
	2014	2014	2015	2015
	RMB	RMB	RMB	RMB
	Notional Amount	Estimate fair value	Notional Amount	Estimate fair value
Foreign exchange forward contracts not designated as hedging instruments, recorded in other current assets	192,201	5,541	100,741	960